Two Roads Shared Trust

Redwood Systematic Macro Trend (“SMarT”) Fund

Incorporated herein by reference is the definitive version of the supplement for the Redwood Systematic Macro Trend (“SMarT”) Fund pursuant to Rule 497 (e) under the Securities Act of 1933, as amended, on January 8, 2020 (SEC Accession No. 0001580642-20-000119).